-----------------------------------
                                                       OMB APPROVAL
                                            -----------------------------------
                                            OMB Number:               3235-0006
                                            Expires:          December 31, 2006
                                            Estimated average burden
                                              hours per response.........  22.8
                                            -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Van Wagoner Capital Management, Inc.
Address:   755 Sansome Street
           Suite 350
           San Francisco, CA  94111

Form 13F File Number:  28-6388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Garrett R. Van Wagoner
Title:     President
Phone:     (415) 835-5000

Signature, Place, and Date of Signing:


/s/ Garrett R. Van Wagoner        San Francisco, CA            10/22/04
--------------------------------------------------------------------------------
Garrett R. Van Wagoner               City, State                 Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                                    -----------

Form 13F Information Table Entry Total:                     97
                                                    -----------

Form 13F Information Table Value Total:              $ 137,435
                                                    -----------
                                                    (thousands)


List of Other Included Managers:    NONE


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
24/7 MEDIA INC            COMMON   901314203      192       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
ABLE LABS INC             COMMON   00371N407      383       20,000  SH       SOLE                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
ACTUATE SFT               COMMON   00508B102    2,453      695,000  SH       SOLE                                 695,000
------------------------------------------------------------------------------------------------------------------------------------
AIRSPAN NTWRKS            COMMON   00950H102    7,005    1,290,000  SH       SOLE                               1,290,000
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECH               COMMON   00971T101      562       40,000  SH       SOLE                                  40,000
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD              COMMON   M0861T100    7,311      565,000  SH       SOLE                                 565,000
------------------------------------------------------------------------------------------------------------------------------------
ANAREN MICRO              COMMON   032744104    3,230      240,000  SH       SOLE                                 240,000
------------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP               COMMON   034425108      367       30,000  SH       SOLE                                  30,000
------------------------------------------------------------------------------------------------------------------------------------
AQUANTIVE                 COMMON   03839G105      724       75,000  SH       SOLE                                  75,000
------------------------------------------------------------------------------------------------------------------------------------
ARMOR HLDGS               COMMON   042260109      416       10,000  SH       SOLE                                  10,000
------------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP               COMMON   04269Q100    1,501      287,500  SH       SOLE                                 287,500
------------------------------------------------------------------------------------------------------------------------------------
ASK JEEVES INC            COMMON   045174109      818       25,000  SH       SOLE                                  25,000
------------------------------------------------------------------------------------------------------------------------------------
ASPECT MED                COMMON   045235108      407       22,500  SH       SOLE                                  22,500
------------------------------------------------------------------------------------------------------------------------------------
ASPEN TECH                COMMON   045327103      280       40,000  SH       SOLE                                  40,000
------------------------------------------------------------------------------------------------------------------------------------
ATS MEDICAL               COMMON   002083103    1,807      495,130  SH       SOLE                                 495,130
------------------------------------------------------------------------------------------------------------------------------------
AUDIOCODES LTD            COMMON   M15342104    6,201      492,500  SH       SOLE                                 492,500
------------------------------------------------------------------------------------------------------------------------------------
AVOCENT CORP              COMMON   053893103      521       20,000  SH       SOLE                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMM              COMMON   111621108    1,413      250,000  SH       SOLE                                 250,000
------------------------------------------------------------------------------------------------------------------------------------
C COR NET                 COMMON   125010108    1,690      200,000  SH       SOLE                                 200,000
------------------------------------------------------------------------------------------------------------------------------------
CALIF MICRO DEV           COMMON   130439102      464       60,000  SH       SOLE                                  60,000
------------------------------------------------------------------------------------------------------------------------------------
CERAGON NET               COMMON   M22013102    1,513      305,000  SH       SOLE                                 305,000
------------------------------------------------------------------------------------------------------------------------------------
CHORDIANT SOFT            COMMON   170404107    1,710      587,500  SH       SOLE                                 587,500
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC             COMMON   17275R102      272       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
COMTECH TELECOM           COMMON   205826209      407       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECH             COMMON   205862402    2,589      137,500  SH       SOLE                                 137,500
------------------------------------------------------------------------------------------------------------------------------------
CORIO INC                 COMMON   218875102    1,950    1,250,000  SH       SOLE                               1,250,000
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC               COMMON   219350105      332       30,000  SH       SOLE                                  30,000
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RIVER             COMMON   25388B104    1,489       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
DITECH COMM               COMMON   25500M103    7,445      332,500  SH       SOLE                                 332,500
------------------------------------------------------------------------------------------------------------------------------------
DOT HILL SYS              COMMON   25848T109      241       30,000  SH       SOLE                                  30,000
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                  COMMON   278642103      460        5,000  SH       SOLE                                   5,000
------------------------------------------------------------------------------------------------------------------------------------
EMBRCDRO TECH             COMMON   290787100    2,538      300,000  SH       SOLE                                 300,000
------------------------------------------------------------------------------------------------------------------------------------
EMCORE CORP               COMMON   290846104      353      180,000  SH       SOLE                                 180,000
------------------------------------------------------------------------------------------------------------------------------------
EMS TECH                  COMMON   26873N108      863       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
ENCORE MED                COMMON   29256E109      623      125,000  SH       SOLE                                 125,000
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC               COMMON   29444U502      385       12,500  SH       SOLE                                  12,500
------------------------------------------------------------------------------------------------------------------------------------
ERICSSON L M              COMMON   294821400      469       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
ESSEX CORP                COMMON   296744105      288       25,000  SH       SOLE                                  25,000
------------------------------------------------------------------------------------------------------------------------------------
EXFO ELECTRO              COMMON   302043104      523      110,000  SH       SOLE                                 110,000
------------------------------------------------------------------------------------------------------------------------------------
F5 NETWORKS               COMMON   315616102      457       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
FORMFACTOR                COMMON   346375108    1,162       60,000  SH       SOLE                                  60,000
------------------------------------------------------------------------------------------------------------------------------------
FOUNDRY NET               COMMON   35063R100      475       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
GASCO ENERGY 021304       COMMON   367220100    3,400    1,000,000  SH       SOLE                               1,000,000
------------------------------------------------------------------------------------------------------------------------------------
HARMONIC LGHT             COMMON   413160102    1,164      175,000  SH       SOLE                                 175,000
------------------------------------------------------------------------------------------------------------------------------------
INTERLINK ELEC            COMMON   458751104      413       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNAP NET              COMMON   45885A102    3,216    4,800,000  SH       SOLE                               4,800,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
INTERVOICE INC            COMMON   461142101      539       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
IVILLAGE INC              COMMON   46588H105      300       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
IXIA COM                  COMMON   45071R109      389       40,000  SH       SOLE                                  40,000
------------------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE              COMMON   909149106      219       65,000  SH       SOLE                                  65,000
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NET               COMMON   48203R104    3,009      127,500  SH       SOLE                                 127,500
------------------------------------------------------------------------------------------------------------------------------------
KEYNOTE SYS               COMMON   493308100      425       30,000  SH       SOLE                                  30,000
------------------------------------------------------------------------------------------------------------------------------------
MAGMA DESIGN              COMMON   559181102    1,056       70,000  SH       SOLE                                  70,000
------------------------------------------------------------------------------------------------------------------------------------
MAPINFO CORP              COMMON   565105103    1,728      160,000  SH       SOLE                                 160,000
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECH              COMMON   G5876H105      392       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
MATRIXONE INC             COMMON   57685P304    3,438      679,500  SH       SOLE                                 679,500
------------------------------------------------------------------------------------------------------------------------------------
MEDWAVE 010804            COMMON   585081102    2,400      500,000  SH       SOLE                                 500,000
------------------------------------------------------------------------------------------------------------------------------------
MEDWAVE INC               COMMON   585081102    1,580      329,237  SH       SOLE                                 329,237
------------------------------------------------------------------------------------------------------------------------------------
MICROMUSE                 COMMON   595094103    2,576      700,000  SH       SOLE                                 700,000
------------------------------------------------------------------------------------------------------------------------------------
NETMANAGE                 COMMON   641144308      679      125,000  SH       SOLE                                 125,000
------------------------------------------------------------------------------------------------------------------------------------
NMS COMMUNIC              COMMON   629248105    1,269      260,000  SH       SOLE                                 260,000
------------------------------------------------------------------------------------------------------------------------------------
NOVATEL WIRELESS          COMMON   66987M604    7,520      320,000  SH       SOLE                                 320,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICELL INC              COMMON   68213N109    2,082      157,500  SH       SOLE                                 157,500
------------------------------------------------------------------------------------------------------------------------------------
ON SEMICNDCTR             COMMON   682189105    4,241    1,355,000  SH       SOLE                               1,355,000
------------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS              COMMON   683718100      882      100,000  SH       SOLE                                 100,000
------------------------------------------------------------------------------------------------------------------------------------
OPSWARE INC               COMMON   68383A101      926      165,000  SH       SOLE                                 165,000
------------------------------------------------------------------------------------------------------------------------------------
ORTHOVITA INC             COMMON   68750U102      380       85,000  SH       SOLE                                  85,000
------------------------------------------------------------------------------------------------------------------------------------
PDF SOLUTIONS             COMMON   693282105      304       25,000  SH       SOLE                                  25,000
------------------------------------------------------------------------------------------------------------------------------------
PMC-SIERRA                COMMON   69344F106      220       25,000  SH       SOLE                                  25,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
POLYCOM INC               COMMON   73172K104      991       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
PORTAL SFTWRE             COMMON   736126301    1,047      383,400  SH       SOLE                                 383,400
------------------------------------------------------------------------------------------------------------------------------------
POWER INTEGR              COMMON   739276103      306       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC              COMMON   747525103      390       10,000  SH       SOLE                                  10,000
------------------------------------------------------------------------------------------------------------------------------------
RADWARE LTD               COMMON   M81873107      440       20,000  SH       SOLE                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
SEACHANGE INTL            COMMON   811699107      440       27,500  SH       SOLE                                  27,500
------------------------------------------------------------------------------------------------------------------------------------
SIERRA WIRELESS           COMMON   826516106    1,291       72,500  SH       SOLE                                  72,500
------------------------------------------------------------------------------------------------------------------------------------
SONIC INNOV               COMMON   83545M109      456      100,000  SH       SOLE                                 100,000
------------------------------------------------------------------------------------------------------------------------------------
SONICWALL INC             COMMON   835470105      338       50,000  SH       SOLE                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
SONUS NETWRKS             COMMON   835916107    3,237      575,000  SH       SOLE                                 575,000
------------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE               COMMON   86126T203      924      790,000  SH       SOLE                                 790,000
------------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE 020404        COMMON   86126T203      585      500,000  SG       SOLE                                 500,000
------------------------------------------------------------------------------------------------------------------------------------
STOCKERYALE 060303        COMMON   86126T203      876      750,000  SH       SOLE                                 750,000
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE TEL               COMMON   86769Y105      937      330,000  SH       SOLE                                 330,000
------------------------------------------------------------------------------------------------------------------------------------
SUPPORTSOFT               COMMON   868587106    2,240      230,000  SH       SOLE                                 230,000
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC                  COMMON   871503108      412        7,500  SH       SOLE                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRICOM               COMMON   871543104    1,892      200,000  SH       SOLE                                 200,000
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                   COMMON   879101103    1,501       90,000  SH       SOLE                                  90,000
------------------------------------------------------------------------------------------------------------------------------------
TUMBLEWEED CMM            COMMON   899690101    2,704    1,068,700  SH       SOLE                               1,068,700
------------------------------------------------------------------------------------------------------------------------------------
ULTICOM INC               COMMON   903844108      295       20,000  SH       SOLE                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
ULTRA CLEAN HLDGS         COMMON   90385V107      442      103,240  SH       SOLE                                 103,240
------------------------------------------------------------------------------------------------------------------------------------
VALUECLICK INC            COMMON   92046N102      363       38,500  SH       SOLE                                  38,500
------------------------------------------------------------------------------------------------------------------------------------
VERISIGN                  COMMON   92343E102    1,193       60,000  SH       SOLE                                  60,000
------------------------------------------------------------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

                                      Name of Reporting Manager: Van Wagoner Capital Management, Inc.
      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:        Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers     Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call  Sole  Defined   Other              Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
WEBSENSE INC              COMMON   947684106      313        7,500  SH       SOLE                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
WESTRN WIRLSS             COMMON   95988E204      386       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
WJ COMMUNICTN             COMMON   929284107    3,257    1,335,000  SH       SOLE                               1,335,000
------------------------------------------------------------------------------------------------------------------------------------
XM SATLLTE RADIO          COMMON   983759101      465       15,000  SH       SOLE                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                 COMMON   984332106      678       20,000  SH       SOLE                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
        TOTAL                                 137,435
------------------------------------------------------------------------------------------------------------------------------------